Taxation (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 926	$ 1,139
Deferred income tax benefit	(76)	(249)
Total income tax expense	$ 850	$ 890